Shareholders' equity - Summary of Calculation of Dividends and Interest on Capital (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Dividends [abstract]
Statutory net income	R$ 18,961	R$ 26,712	R$ 21,945
Legal reserve	(948)	(1,336)	(1,097)
Dividend calculation basis	18,013	25,376	20,848
Mandatory dividend	4,503	6,344	5,212
Dividends and Interest on Capital Paid / Accrued / Identified	R$ 4,503	R$ 18,777	R$ 22,437